Loans and advances to clients (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
With balances not yet due or maturing within 3 Months	R$ 23,183,630	R$ 21,703,718
With outstanding balances of:
3 to 6 Months	5,591,700	4,806,604
6 to 12 Months	9,564,597	9,013,258
12 to 18 Months	2,018,442	2,499,491
18 to 24 Months	750,668	1,046,074
More than 24 Months	1,133,317	817,760
Total	42,242,354	39,886,905
By borrower segment:
Commercial and Industrial	13,175,496	16,292,100
Real Estate Credit - Construction	1,736,049	1,351,934
Loans to Individuals	27,283,775	22,239,229
Leasing	47,034	3,642
Total	R$ 42,242,354	R$ 39,886,905